Summary of main information by class of underlying assets (Details) $ in Millions	Dec. 31, 2021 USD ($)
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	$ 31,427
[custom:NominalValueOfRecoverableTaxes-0]	346
Not later than one year [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	5,567
Later than one year and not later than two years [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	3,944
Later than two years and not later than three years [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	3,027
Later than three years and not later than four years [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	2,309
Later than four years and not later than five years [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	1,972
Previously Reported [Member] | Vessels [Member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	6,922
[custom:NominalValueOfRecoverableTaxes-0]	218
Previously Reported [Member] | Vessels [Member] | Not later than one year [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	2,620
Previously Reported [Member] | Vessels [Member] | Later than one year and not later than two years [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	1,644
Previously Reported [Member] | Vessels [Member] | Later than two years and not later than three years [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	885
Previously Reported [Member] | Vessels [Member] | Later than three years and not later than four years [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	380
Previously Reported [Member] | Vessels [Member] | Later than four years and not later than five years [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	243
Previously Reported [Member] | Vessels [Member] | Later than five years [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	1,150
Previously Reported [Member] | Others [Member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	208
[custom:NominalValueOfRecoverableTaxes-0]	16
Previously Reported [Member] | Others [Member] | Not later than one year [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	110
Previously Reported [Member] | Others [Member] | Later than one year and not later than two years [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	62
Previously Reported [Member] | Others [Member] | Later than two years and not later than three years [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	23
Previously Reported [Member] | Others [Member] | Later than three years and not later than four years [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	13
After Readjustment [Member] | Vessels [Member] | Foreign countries [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	1,612
After Readjustment [Member] | Vessels [Member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	979
[custom:NominalValueOfRecoverableTaxes-0]	87
After Readjustment [Member] | Vessels [Member] | Not later than one year [member] | Foreign countries [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	471
After Readjustment [Member] | Vessels [Member] | Not later than one year [member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	361
After Readjustment [Member] | Vessels [Member] | Later than one year and not later than two years [member] | Foreign countries [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	288
After Readjustment [Member] | Vessels [Member] | Later than one year and not later than two years [member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	272
After Readjustment [Member] | Vessels [Member] | Later than two years and not later than three years [member] | Foreign countries [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	276
After Readjustment [Member] | Vessels [Member] | Later than two years and not later than three years [member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	184
After Readjustment [Member] | Vessels [Member] | Later than three years and not later than four years [member] | Foreign countries [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	215
After Readjustment [Member] | Vessels [Member] | Later than three years and not later than four years [member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	101
After Readjustment [Member] | Vessels [Member] | Later than four years and not later than five years [member] | Foreign countries [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	176
After Readjustment [Member] | Vessels [Member] | Later than four years and not later than five years [member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	43
After Readjustment [Member] | Vessels [Member] | Later than five years [member] | Foreign countries [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	186
After Readjustment [Member] | Vessels [Member] | Later than five years [member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	18
After Readjustment [Member] | Others [Member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	1,051
[custom:NominalValueOfRecoverableTaxes-0]	16
After Readjustment [Member] | Others [Member] | Not later than one year [member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	211
After Readjustment [Member] | Others [Member] | Later than one year and not later than two years [member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	155
After Readjustment [Member] | Others [Member] | Later than two years and not later than three years [member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	109
After Readjustment [Member] | Others [Member] | Later than three years and not later than four years [member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	96
After Readjustment [Member] | Others [Member] | Later than four years and not later than five years [member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	81
After Readjustment [Member] | Others [Member] | Later than five years [member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	399
After Readjustment [Member] | Platforms [Member] | Foreign countries [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	19,333
After Readjustment [Member] | Platforms [Member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	1,322
[custom:NominalValueOfRecoverableTaxes-0]	9
After Readjustment [Member] | Platforms [Member] | Not later than one year [member] | Foreign countries [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	1,700
After Readjustment [Member] | Platforms [Member] | Not later than one year [member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	94
After Readjustment [Member] | Platforms [Member] | Later than one year and not later than two years [member] | Foreign countries [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	1,434
After Readjustment [Member] | Platforms [Member] | Later than one year and not later than two years [member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	89
After Readjustment [Member] | Platforms [Member] | Later than two years and not later than three years [member] | Foreign countries [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	1,460
After Readjustment [Member] | Platforms [Member] | Later than two years and not later than three years [member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	90
After Readjustment [Member] | Platforms [Member] | Later than three years and not later than four years [member] | Foreign countries [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	1,414
After Readjustment [Member] | Platforms [Member] | Later than three years and not later than four years [member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	90
After Readjustment [Member] | Platforms [Member] | Later than four years and not later than five years [member] | Foreign countries [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	1,339
After Readjustment [Member] | Platforms [Member] | Later than four years and not later than five years [member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	90
After Readjustment [Member] | Platforms [Member] | Later than five years [member] | Foreign countries [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	11,986
After Readjustment [Member] | Platforms [Member] | Later than five years [member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Nominal value of lease payments	$ 869